STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - 1.6%
Gentex	116,510		2,409,427
Banks - 7.3%
BancorpSouth Bank	26,300	[a]	742,186
Cathay General Bancorp	63,255		2,144,977
Comerica	24,300		1,781,676
Commerce Bancshares	5,199	[a]	301,854
East West Bancorp	17,095		820,047
Popular	35,340		1,842,274
Synovus Financial	54,850		1,884,646
TCF Financial	86,380		1,787,202
			11,304,862
Capital Goods - 8.3%
Allison Transmission Holdings	25,740		1,156,241
Curtiss-Wright	16,680		1,890,511
EMCOR Group	32,000		2,338,560
ITT	13,310		771,980
Kennametal	55,180		2,027,865
MSC Industrial Direct, Cl. A	1,960		162,112
Oshkosh	2,300		172,799
Pentair	11,310		503,408
Spirit AeroSystems Holdings, Cl. A	8,615		788,531
Teledyne Technologies	9,040	[b]	2,142,570
Terex	28,460	[a]	914,420
			12,868,997
Commercial & Professional Services - .4%
HNI	17,260		626,365
Consumer Durables & Apparel - 4.4%
Brunswick	14,250		717,203
Deckers Outdoor	18,440	[b]	2,710,496
NVR	560	[b]	1,549,520
Under Armour, Cl. A	44,100	[b]	932,274
Under Armour, Cl. C	48,890	[a,b]	922,554
			6,832,047
Consumer Services - 2.6%
Brinker International	5,400		239,652
International Speedway, Cl. A	7,240	[b]	315,881
Weight Watchers International	62,390	[a,b]	1,257,159
Wendy's	125,860	[a]	2,251,635
			4,064,327

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Diversified Financials - 2.8%
Evercore, Cl. A	4,280		389,480
Federated Investors, Cl. B	62,420	[a]	1,829,530
SEI Investments	38,440	[b]	2,008,490
			4,227,500
Energy - 2.3%
HollyFrontier	32,520		1,602,260
PBF Energy, Cl. A	61,660		1,920,092
			3,522,352
Food, Beverage & Tobacco - 1.4%
Ingredion	22,740		2,153,251
Health Care Equipment & Services - 3.1%
Amedisys	12,260	[b]	1,511,167
Haemonetics	24,300	[b]	2,125,764
Masimo	6,860	[b]	948,601
West Pharmaceutical Services	1,900		209,380
			4,794,912
Household & Personal Products - .7%
Edgewell Personal Care	18,050	[a,b]	792,215
Energizer Holdings	2,700	[a]	121,311
Herbalife Nutrition	2,800	[a,b]	148,372
			1,061,898
Insurance - 4.9%
Brown & Brown	78,020		2,302,370
Kemper	11,920		907,589
Primerica	22,375		2,733,106
Torchmark	20,500		1,679,975
			7,623,040
Materials - 6.1%
Allegheny Technologies	81,610	[a,b]	2,086,768
CF Industries Holdings	11,780		481,566
Chemours	41,180		1,530,249
Domtar	43,530		2,161,264
Greif, Cl. A	17,960		740,850
Huntsman	14,790		332,627
Louisiana-Pacific	84,840		2,068,399
			9,401,723
Media & Entertainment - 3.5%
AMC Networks, Cl. A	35,240	[a,b]	2,000,222
John Wiley & Sons, Cl. A	20,700		915,354
TEGNA	39,530		557,373
TripAdvisor	37,530	[a,b]	1,930,919
			5,403,868
Pharmaceuticals Biotechnology & Life Sciences - 9.2%
Agilent Technologies	6,320		508,002

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.2% (continued)
Bio-Rad Laboratories	5,570	[b]	1,702,638
Charles River Laboratories International	20,550	[b]	2,984,887
Exelixis	118,180	[b]	2,812,684
Mallinckrodt	84,670	[b]	1,840,726
Mettler-Toledo International	760	[b]	549,480
United Therapeutics	5,665	[b]	664,901
Waters	3,660	[b]	921,259
Zoetis	22,670		2,282,189
			14,266,766
Real Estate - 7.6%
CubeSmart	6,100	[c]	195,444
First Industrial Realty Trust	75,570	[c]	2,672,155
Highwoods Properties	24,600	[c]	1,150,788
Hospitality Properties Trust	16,075	[c]	422,933
Lamar Advertising, Cl. A	34,605	[c]	2,742,792
Medical Properties Trust	83,470	[c]	1,545,030
Piedmont Office Realty Trust, Cl. A	17,880	[c]	372,798
Tanger Factory Outlet Centers	7,680	[a,c]	161,126
Weingarten Realty Investors	85,650	[c]	2,515,540
			11,778,606
Retailing - 4.8%
American Eagle Outfitters	100,260	[a]	2,222,764
Best Buy	6,880		488,893
Dick's Sporting Goods	63,300	[a]	2,330,073
Foot Locker	5,960		361,176
Murphy USA	14,110	[b]	1,208,098
Signet Jewelers	27,710	[a]	752,604
			7,363,608
Semiconductors & Semiconductor Equipment - 1.0%
ON Semiconductor	15,630	[b]	321,509
Silicon Laboratories	9,000	[b]	727,740
Xilinx	3,150		399,389
			1,448,638
Software & Services - 11.7%
Aspen Technology	5,060	[b]	527,556
Broadridge Financial Solutions	11,870		1,230,800
CDK Global	43,630		2,566,317
Citrix Systems	5,620		560,089
CoreLogic	34,210	[b]	1,274,665
Fair Isaac	6,470	[b]	1,757,446
j2 Global	29,800	[a]	2,580,680
Manhattan Associates	47,470	[a,b]	2,616,072
MAXIMUS	34,500		2,448,810

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Software & Services - 11.7% (continued)
Science Applications International		21,460		1,651,347
WEX		4,610	[b]	885,074
				18,098,856
Technology Hardware & Equipment - 6.1%
F5 Networks		6,750	[b]	1,059,278
Lumentum Holdings		43,610	[b]	2,465,709
Vishay Intertechnology		105,770	[a]	1,953,572
Xerox		22,630		723,707
Zebra Technologies, Cl. A		15,630	[b]	3,274,954
				9,477,220
Transportation - 3.7%
Old Dominion Freight Line		18,100		2,613,459
United Continental Holdings		20,830	[b]	1,661,817
Werner Enterprises		40,800	[a]	1,393,320
				5,668,596
Utilities - 6.1%
Black Hills		10,010		741,441
IDACORP		10,000		995,400
MDU Resources Group		62,860		1,623,674
New Jersey Resources		19,870	[a]	989,327
NRG Energy		48,750		2,070,900
OGE Energy		68,710		2,962,775
				9,383,517
Total Common Stocks (cost $140,615,417)				153,780,376
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $689,839)	2.46	689,839	[d]	689,839
Total Investments (cost $141,305,256)		100.0%		154,470,215
Liabilities, Less Cash and Receivables		.0%		(3,978)
Net Assets		100.0%		154,466,237

a Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $24,165,960 and the value of the collateral held by the fund was $24,545,425, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	153,780,376	-	-	153,780,376
Investment Companies	689,839	-	-	689,839

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the

NOTES

market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2019, accumulated net unrealized appreciation on investments was $13,164,959, consisting of $21,339,151 gross unrealized appreciation and $8,174,192 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.